Acquisitions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Acquisitions [Abstract]
Schedule of supplemental cash flow information regarding acquisitions, excluding the 2007 Merger

	Nine Months Ended
	September 30,
(In millions)	2014	2013
Purchase price (including liabilities assumed)	$92	$28
Less liabilities assumed	(35)	—
Net purchase price	$57	$28

Net cash paid for acquisitions	$52	$22
Seller financed debt	5	6
Payment for acquisitions	$57	$28

	Year Ended December 31,
(In millions)	2013	2012	2011
Purchase price (including liabilities assumed)	$40	$52	$41
Less liabilities assumed	—	(3)	—

Net purchase price	$40	$49	$41

Net cash paid for acquisitions	$32	$40	$33
Seller financed debt	8	9	8

Payment for acquisitions	$40	$49	$41